Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Retirement Class Prospectus | State Farm Equity and Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM EQUITY AND BOND FUND (REBOX) (REBTX) (REBHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm Equity and Bond Fund (the “Equity and Bond Fund” or the “Fund”) seeks long term growth of principal while providing some current income.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund. Though the Equity and Bond Fund is not an asset allocation or market timing mutual fund, it does, from time to time, adjust the amount of its assets invested in each underlying Fund as economic, market and financial conditions warrant.

              Two different investment sub-advisers, Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”), select investments for the Equity Fund. Bridgeway and Westwood each manage approximately one-half of the Equity Fund’s portfolio.

              Bridgeway primarily invests its portion of the Equity Fund in a diversified portfolio of large growth stocks. Bridgeway selects stocks within the large-cap growth category for the Equity Fund according to proprietary quantitative models.

              Westwood primarily invests in a portfolio of seasoned companies utilizing a value style of investing in which it chooses those stocks that Westwood believes have earnings prospects that are currently undervalued by the market relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

               State Farm Investment Management Corp (“SFIMC” or the “Manager”) selects investments for the Bond Fund. The Bond Fund is invested primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.”

		The Manager, Bridgeway, and Westwood may sell individual securities in the underlying funds for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:

  Market Risk.      Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Foreign Investing Risk.      Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject a fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.
  Management Risk.      The assessment by a fund’s investment adviser or sub-adviser of the securities to be purchased or sold by a fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Interest Rate Risk and Call Risk.      The risk that the bonds a fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.
  Prepayment Risk.      The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.
  Credit Risk.      The risk that a bond issuer fails to make principal or interest payments when due to a fund, or that the credit quality of the issuer falls. A fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. Corporate bonds are subject to greater credit risk than U.S. Government bonds.
  High Yield, High Risk Securities.      Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.
  Liquidity Risk.      The investment adviser or sub-adviser to a fund may have difficulty selling securities a fund holds at the time it would like to sell, and at the value a fund has placed on those securities.
  Income Risk.      The risk that the income from the bonds a fund holds will decline in value due to falling interest rates.
              An investment in this Fund may be appropriate for you if you are seeking long term growth potential and some current income, or if you are seeking the convenience of a balanced portfolio of stocks and bonds in a single investment. You may not want to invest in this Fund if you have a short term investment horizon, want the greater growth potential of an investment entirely in equity securities or are unwilling to accept share price fluctuation.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 8.42%, during the second quarter of 2009. Worst quarter: -13.98%, during the fourth quarter of 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to a blended benchmark using 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	SFIMC computes the Blended Benchmark using 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.
Retirement Class Prospectus | State Farm Equity and Bond Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
After 1 year	rr_ExpenseExampleYear01	144
After 3 years	rr_ExpenseExampleYear03	446
After 5 years	rr_ExpenseExampleYear05	771
After 10 years	rr_ExpenseExampleYear10	1,691
2005	rr_AnnualReturn2005	4.36%
2006	rr_AnnualReturn2006	10.71%
2007	rr_AnnualReturn2007	(1.67%)
2008	rr_AnnualReturn2008	(25.86%)
2009	rr_AnnualReturn2009	16.16%
2010	rr_AnnualReturn2010	9.86%
2011	rr_AnnualReturn2011	2.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.98%)
1-Year	rr_AverageAnnualReturnYear01	2.42%
5-Year	rr_AverageAnnualReturnYear05	(0.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2004
Retirement Class Prospectus | State Farm Equity and Bond Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
After 1 year	rr_ExpenseExampleYear01	123
After 3 years	rr_ExpenseExampleYear03	384
After 5 years	rr_ExpenseExampleYear05	665
After 10 years	rr_ExpenseExampleYear10	1,466
1-Year	rr_AverageAnnualReturnYear01	2.63%
5-Year	rr_AverageAnnualReturnYear05	(0.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2004
Retirement Class Prospectus | State Farm Equity and Bond Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
After 1 year	rr_ExpenseExampleYear01	93
After 3 years	rr_ExpenseExampleYear03	290
After 5 years	rr_ExpenseExampleYear05	504
After 10 years	rr_ExpenseExampleYear10	1,120
1-Year	rr_AverageAnnualReturnYear01	2.92%
5-Year	rr_AverageAnnualReturnYear05	(0.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2004
Retirement Class Prospectus | Blended Benchmark (reflects no deduction for fees, expenses, or taxes) | State Farm Equity and Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.70%
5-Year	rr_AverageAnnualReturnYear05	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2004
Retirement Class Prospectus | S&P 500 Index (reflects no deduction for fees, expenses, or taxes) | State Farm Equity and Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.11%
5-Year	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2004
Retirement Class Prospectus | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | State Farm Equity and Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.84%
5-Year	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2004

[1]	9/13/2004 to 12/31/2011